Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 50,235	$ 45,646	$ 46,830
Cost of revenues	(42,242)	(37,836)	(38,101)
Gross profit	7,993	7,810	8,729
Operating expenses
Selling, general and administrative expenses	(6,722)	(6,040)	(6,155)
Impairment of goodwill		(481)
Operating profit	1,271	1,289	2,574
Financial expenses, net	(439)	(543)	(740)
Other income (loss), net	(26)	2	12
Profit before income tax (expense) benefit	806	748	1,846
Income tax (expense) benefit	2,975	(52)	(31)
Net profit	3,781	696	1,815
Net (profit) loss attributable to non-controlling interest	42	(6)	31
Net profit attributable to Eltek Ltd.	3,823	690	1,846
Other comprehensive income (loss): Foreign currency translation adjustments	487	78	(377)
Comprehensive income (loss)	4,268	774	1,438
Comprehensive loss attributable to non-controlling interest	(28)	(7)	(44)
Comprehensive income attributable to Eltek Ltd.	$ 4,296	$ 781	$ 1,482
Basic and diluted net profit per ordinary share attributable to Eltek Ltd. shareholders	$ 0.53	$ 0.1	$ 0.28
Weighted average number of ordinary shares used to compute basic and diluted net profit per ordinary share attributable to Eltek Ltd. shareholders	7,198,883	6,610,107	6,610,107